Schedule of Investments
(unaudited)
June 30, 2024
iShares
®
Biotechnology ETF
1
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Biotechnology — 81.4%
4D Molecular Therapeutics, Inc.
(a) (b)
........ 322,373 $ 6,766,609
89bio, Inc.
(b)
....................... 680,311 5,449,291
AC Immune SA
(b)
.................... 414,758 1,654,884
ACADIA Pharmaceuticals, Inc.
(a) (b)
......... 1,217,224 19,779,890
ACELYRIN, Inc.
(a) (b)
.................. 466,276 2,056,277
ADMA Biologics, Inc.
(a) (b)
............... 1,667,858 18,646,652
Agios Pharmaceuticals, Inc.
(a) (b)
.......... 411,064 17,725,080
Akero Therapeutics, Inc.
(a) (b)
............. 430,599 10,101,853
Alector, Inc.
(b)
...................... 562,947 2,555,779
Alkermes plc
(a) (b)
..................... 1,237,178 29,815,990
Allogene Therapeutics, Inc.
(a) (b)
........... 918,491 2,140,084
Alnylam Pharmaceuticals, Inc.
(a) (b)
......... 933,064 226,734,552
ALX Oncology Holdings, Inc.
(b)
........... 215,780 1,301,153
Amgen, Inc. ....................... 1,880,352 587,515,982
Amicus Therapeutics, Inc.
(b)
............. 2,136,358 21,192,671
AnaptysBio, Inc.
(a) (b)
.................. 179,406 4,495,914
Anavex Life Sciences Corp.
(a) (b)
.......... 608,158 2,566,427
Apellis Pharmaceuticals, Inc.
(a) (b)
.......... 738,594 28,332,466
Apogee Therapeutics, Inc.
(a) (b)
........... 288,501 11,352,514
Arbutus Biopharma Corp.
(a) (b)
............ 1,073,124 3,315,953
Arcellx, Inc.
(a) (b)
..................... 297,149 16,399,653
Arcturus Therapeutics Holdings, Inc.
(a) (b)
..... 182,306 4,439,151
Arcus Biosciences, Inc.
(a) (b)
............. 356,413 5,428,170
Arcutis Biotherapeutics, Inc.
(a) (b)
.......... 668,973 6,221,449
Argenx SE , ADR, NVS
(a) (b)
.............. 374,808 161,182,432
Arrowhead Pharmaceuticals, Inc.
(a) (b)
....... 872,663 22,680,511
ARS Pharmaceuticals, Inc.
(a) (b)
........... 317,219 2,699,534
Ascendis Pharma A/S , ADR
(a) (b)
.......... 361,655 49,322,509
Aurinia Pharmaceuticals, Inc.
(a) (b)
......... 955,818 5,457,721
Autolus Therapeutics plc , ADR
(a) (b)
......... 1,502,647 5,229,212
Avidity Biosciences, Inc.
(b)
.............. 629,439 25,712,583
Beam Therapeutics, Inc.
(a) (b)
............. 569,637 13,346,595
BeiGene Ltd. , ADR
(a) (b)
................ 602,195 85,915,161
Bicycle Therapeutics plc , ADR
(a) (b)
......... 269,864 5,462,047
BioCryst Pharmaceuticals, Inc.
(b)
.......... 1,469,617 9,082,233
Biogen, Inc.
(a) (b)
..................... 1,071,873 248,481,599
Biohaven Ltd.
(a) (b)
.................... 565,442 19,626,492
BioMarin Pharmaceutical, Inc.
(b)
.......... 1,381,863 113,768,781
Biomea Fusion, Inc.
(a) (b)
................ 216,823 975,704
BioNTech SE , ADR
(a) (b)
................ 1,505,931 121,016,615
Bluebird Bio, Inc.
(a) (b)
.................. 1,460,390 1,437,316
Blueprint Medicines Corp.
(a) (b)
............ 454,880 49,026,966
Bridgebio Pharma, Inc.
(a) (b)
.............. 1,039,815 26,338,514
Cabaletta Bio, Inc.
(a) (b)
................. 310,519 2,322,682
CareDx, Inc.
(a) (b)
..................... 340,849 5,293,385
Caribou Biosciences, Inc.
(a) (b)
............ 614,118 1,007,154
Centessa Pharmaceuticals plc , ADR
(a) (b)
..... 433,086 3,910,767
Cogent Biosciences, Inc.
(a) (b)
............ 564,119 4,755,523
Coherus Biosciences, Inc.
(a) (b)
............ 812,289 1,405,260
Compass Pathways plc , ADR
(a) (b)
......... 397,850 2,403,014
Crinetics Pharmaceuticals, Inc.
(a) (b)
........ 545,438 24,430,168
CRISPR Therapeutics AG
(a) (b)
............ 601,845 32,505,648
Cullinan Therapeutics, Inc.
(a) (b)
........... 313,525 5,467,876
CureVac NV
(a) (b)
..................... 672,994 2,288,180
Cytokinetics, Inc.
(a) (b)
.................. 791,210 42,867,758
Day One Biopharmaceuticals, Inc.
(a) (b)
...... 449,452 6,193,449
Denali Therapeutics, Inc.
(a) (b)
............ 870,083 20,203,327
Disc Medicine, Inc.
(a) (b)
................ 124,108 5,593,548
Dynavax Technologies Corp.
(a) (b)
.......... 966,225 10,850,707
Dyne Therapeutics, Inc.
(a) (b)
............. 476,960 16,831,918
Editas Medicine, Inc.
(a) (b)
............... 607,238 2,835,802
Erasca, Inc.
(a) (b)
..................... 1,214,442 2,866,083
Exelixis, Inc.
(a) (b)
..................... 2,104,407 47,286,025
Security
Shares
Shares Value
Biotechnology (continued)
Exscientia plc , ADR
(a) (b)
................ 755,768 $ 3,854,417
Galapagos NV , ADR, NVS
(a) (b)
........... 409,555 10,148,773
Genmab A/S , ADR, NVS
(a) (b)
............. 4,200,233 105,551,855
Geron Corp.
(a) (b)
..................... 3,712,853 15,742,497
Gilead Sciences, Inc. ................. 8,948,496 613,956,311
Halozyme Therapeutics, Inc.
(a) (b)
.......... 933,579 48,882,196
Humacyte, Inc.
(b)
.................... 670,356 3,217,709
Ideaya Biosciences, Inc.
(a) (b)
............. 501,288 17,600,222
Immunocore Holdings plc , ADR
(a) (b)
........ 300,212 10,174,185
Immunovant, Inc.
(a) (b)
.................. 454,390 11,995,896
Immutep Ltd. , ADR
(a) (b)
................ 839,081 1,686,553
Incyte Corp.
(a) (b)
..................... 1,639,247 99,371,153
Insmed, Inc.
(a) (b)
..................... 1,069,335 71,645,445
Intellia Therapeutics, Inc.
(a) (b)
............ 702,208 15,715,415
Ionis Pharmaceuticals, Inc.
(a) (b)
........... 995,306 47,436,284
Iovance Biotherapeutics, Inc.
(a) (b)
.......... 1,659,269 13,307,337
Ironwood Pharmaceuticals, Inc. , Class A
(a) (b)
.. 1,148,644 7,489,159
iTeos Therapeutics, Inc.
(b)
.............. 205,210 3,045,316
Janux Therapeutics, Inc.
(a) (b)
............. 250,264 10,483,559
KalVista Pharmaceuticals, Inc.
(a) (b)
......... 206,488 2,432,429
Keros Therapeutics, Inc.
(a) (b)
............. 198,357 9,064,915
Kiniksa Pharmaceuticals International plc
(a) (b)
. 286,354 5,346,229
Krystal Biotech, Inc.
(a) (b)
................ 177,403 32,578,287
Kura Oncology, Inc.
(a) (b)
................ 480,194 9,887,195
Kymera Therapeutics, Inc.
(a) (b)
........... 404,838 12,084,414
Legend Biotech Corp. , ADR
(a) (b)
.......... 1,145,896 50,751,734
Lyell Immunopharma, Inc.
(a) (b)
............ 892,475 1,294,089
MacroGenics, Inc.
(b)
.................. 421,945 1,793,266
Madrigal Pharmaceuticals, Inc.
(a) (b)
........ 129,454 36,267,833
MannKind Corp.
(a) (b)
.................. 1,952,921 10,194,248
MeiraGTx Holdings plc
(b)
............... 344,489 1,450,299
Merus NV
(a) (b)
....................... 362,601 21,455,101
Mineralys Therapeutics, Inc.
(a) (b)
.......... 150,426 1,759,984
Mirum Pharmaceuticals, Inc.
(a) (b)
.......... 281,138 9,612,108
Moderna, Inc.
(a) (b)
.................... 2,498,331 296,676,806
Morphic Holding, Inc.
(a) (b)
............... 293,314 9,993,208
MorphoSys AG , ADR
(a) (b)
............... 958,232 17,439,822
Myriad Genetics, Inc.
(a) (b)
............... 644,546 15,765,595
Nanobiotix SA , ADR
(a) (b)
................ 239,008 1,195,040
Natera, Inc.
(a) (b)
..................... 855,337 92,624,444
Neurocrine Biosciences, Inc.
(b)
........... 729,894 100,484,507
Novavax, Inc.
(a) (b)
.................... 988,977 12,520,449
Nurix Therapeutics, Inc.
(a) (b)
............. 421,742 8,801,756
Nuvalent, Inc. , Class A
(a) (b)
.............. 247,016 18,738,634
Olema Pharmaceuticals, Inc.
(a) (b)
.......... 360,589 3,901,573
ORIC Pharmaceuticals, Inc.
(a) (b)
.......... 321,631 2,273,931
Ovid therapeutics, Inc.
(b)
............... 433,768 333,654
Precigen, Inc.
(a) (b)
.................... 958,380 1,514,240
Prime Medicine, Inc.
(a) (b)
............... 374,924 1,927,109
Protagonist Therapeutics, Inc.
(b)
.......... 410,545 14,225,384
Prothena Corp. plc
(b)
.................. 344,255 7,105,423
PTC Therapeutics, Inc.
(b)
............... 550,596 16,837,226
RAPT Therapeutics, Inc.
(b)
.............. 221,929 676,883
Recursion Pharmaceuticals, Inc. , Class A
(a) (b)
. 1,203,321 9,024,908
Regeneron Pharmaceuticals, Inc.
(a) (b)
....... 586,723 616,663,475
REGENXBIO, Inc.
(a) (b)
................. 333,961 3,907,344
Relay Therapeutics, Inc.
(a) (b)
............. 810,866 5,286,846
Reneo Pharmaceuticals, Inc.
(b)
........... 150,336 227,007
Replimune Group, Inc.
(a) (b)
.............. 336,406 3,027,654
REVOLUTION Medicines, Inc.
(a) (b)
......... 1,017,473 39,488,127
Rhythm Pharmaceuticals, Inc.
(a) (b)
......... 404,389 16,604,212
Rocket Pharmaceuticals, Inc.
(a) (b)
......... 620,679 13,363,219
Roivant Sciences Ltd.
(a) (b)
.............. 3,772,474 39,875,050
Sage Therapeutics, Inc.
(a) (b)
............. 367,162 3,987,379
Sana Biotechnology, Inc.
(a) (b)
............ 891,213 4,866,023

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Biotechnology ETF
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Sarepta Therapeutics, Inc.
(a) (b)
........... 658,400 $ 104,027,200
Savara, Inc.
(b)
...................... 539,579 2,174,503
Scholar Rock Holding Corp.
(a) (b)
.......... 474,236 3,950,386
SpringWorks Therapeutics, Inc.
(a) (b)
........ 488,519 18,402,511
Summit Therapeutics, Inc.
(a) (b)
............ 616,121 4,805,744
Syndax Pharmaceuticals, Inc.
(b)
.......... 593,866 12,192,069
Tango Therapeutics, Inc.
(a) (b)
............. 392,970 3,371,683
Taysha Gene Therapies, Inc.
(a) (b)
.......... 1,039,711 2,328,953
Tourmaline Bio, Inc.
(a)
................. 112,345 1,444,757
Travere Therapeutics, Inc.
(a) (b)
........... 559,243 4,596,977
Twist Bioscience Corp.
(a) (b)
.............. 413,200 20,362,496
Ultragenyx Pharmaceutical, Inc.
(b)
......... 577,707 23,743,758
uniQure NV
(a) (b)
..................... 352,862 1,580,822
United Therapeutics Corp.
(b)
............. 305,884 97,439,348
UroGen Pharma Ltd.
(a) (b)
............... 249,880 4,192,986
Vanda Pharmaceuticals, Inc.
(b)
........... 412,956 2,333,201
Vaxcyte, Inc.
(a) (b)
..................... 767,268 57,936,407
Vera Therapeutics, Inc. , Class A
(a) (b)
........ 309,988 11,215,366
Veracyte, Inc.
(a) (b)
.................... 561,949 12,177,435
Vericel Corp.
(a) (b)
..................... 357,302 16,393,016
Vertex Pharmaceuticals, Inc.
(b)
........... 1,262,823 591,910,397
Verve Therapeutics, Inc.
(a) (b)
............. 444,046 2,166,945
Vir Biotechnology, Inc.
(a) (b)
.............. 659,209 5,866,960
Voyager Therapeutics, Inc.
(a) (b)
........... 330,043 2,610,640
Xencor, Inc.
(b)
...................... 445,413 8,431,668
Xenon Pharmaceuticals, Inc.
(a) (b)
.......... 546,761 21,318,211
Y-mAbs Therapeutics, Inc.
(a) (b)
........... 286,201 3,457,308
Zai Lab Ltd. , ADR
(b)
.................. 626,751 10,861,595
Zentalis Pharmaceuticals, Inc.
(b)
.......... 461,691 1,888,316
Zymeworks, Inc.
(a) (b)
.................. 490,146 4,171,142
5,998,055,384
Chemicals — 0.0%
Ginkgo Bioworks Holdings, Inc. , Class A
(a) (b)
.. 10,332,790 3,454,252
Health Care Equipment & Supplies — 0.2%
Novocure Ltd.
(b)
..................... 718,719 12,311,656
Health Care Providers & Services — 0.1%
(a)(b)
Castle Biosciences, Inc. ............... 186,591 4,062,086
Fulgent Genetics, Inc. ................. 144,920 2,843,330
OPKO Health, Inc. ................... 2,427,748 3,034,685
9,940,101
Life Sciences Tools & Services — 15.8%
10X Genomics, Inc. , Class A
(a) (b)
.......... 731,102 14,219,934
AbCellera Biologics, Inc.
(a) (b)
............. 1,528,772 4,525,165
Adaptive Biotechnologies Corp.
(a) (b)
........ 1,061,804 3,843,731
Bio-Techne Corp. .................... 1,156,926 82,893,748
Bruker Corp. ....................... 720,779 45,992,908
Charles River Laboratories International, Inc.
(b)
377,630 78,010,805
Cytek Biosciences, Inc.
(a) (b)
............. 883,901 4,932,168
Fortrea Holdings, Inc.
(a) (b)
............... 635,516 14,832,943
Illumina, Inc.
(a) (b)
..................... 1,175,241 122,671,656
IQVIA Holdings, Inc.
(a) (b)
................ 1,312,337 277,480,535
Maravai LifeSciences Holdings, Inc. , Class A
(a) (b)
812,063 5,814,371
MaxCyte, Inc.
(a) (b)
.................... 684,883 2,684,741
Medpace Holdings, Inc.
(a) (b)
............. 189,266 77,949,202
Mettler-Toledo International, Inc.
(b)
........ 156,002 218,026,835
Nautilus Biotechnology, Inc.
(b)
............ 583,962 1,366,471
Olink Holding AB , ADR
(a) (b)
.............. 785,277 20,008,858
OmniAb, Inc., 12.50 Earnout Shares , NVS
(b) (c)
. 46,839 —
OmniAb, Inc., 15.00 Earnout Shares , NVS
(b) (c)
. 46,839 —
Pacific Biosciences of California, Inc.
(a) (b)
.... 1,961,150 2,686,776
Quanterix Corp.
(b)
.................... 258,300 3,412,143
Repligen Corp.
(a) (b)
................... 385,416 48,585,541
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
Stevanato Group SpA
(a)
............... 367,000 $ 6,730,780
Waters Corp.
(a) (b)
.................... 439,124 127,398,655
1,164,067,966
Pharmaceuticals — 2.2%
(b)
Aclaris Therapeutics, Inc.
(a)
............. 522,605 574,866
Amylyx Pharmaceuticals, Inc.
(a)
.......... 339,982 645,966
Arvinas, Inc.
(a)
...................... 440,777 11,733,484
ATAI Life Sciences NV
(a)
............... 850,201 1,130,767
Atea Pharmaceuticals, Inc. ............. 548,480 1,815,469
Axsome Therapeutics, Inc.
(a)
............ 289,037 23,267,478
Edgewise Therapeutics, Inc.
(a)
........... 487,201 8,774,490
Enliven Therapeutics, Inc.
(a)
............. 199,042 4,651,612
Fulcrum Therapeutics, Inc.
(a)
............ 427,227 2,648,807
Intra-Cellular Therapies, Inc. ............ 731,745 50,117,215
Ligand Pharmaceuticals, Inc.
(a)
........... 130,279 10,977,308
Marinus Pharmaceuticals, Inc.
(a)
.......... 371,380 434,515
Nuvation Bio, Inc. , Class A
(a)
............ 1,141,040 3,331,837
Phathom Pharmaceuticals, Inc.
(a)
......... 208,876 2,151,423
Pliant Therapeutics, Inc.
(a)
.............. 396,242 4,259,601
Revance Therapeutics, Inc.
(a)
............ 709,222 1,822,700
Structure Therapeutics, Inc. , ADR
(a)
........ 265,910 10,442,286
Tarsus Pharmaceuticals, Inc.
(a)
........... 230,455 6,263,767
Terns Pharmaceuticals, Inc. ............. 319,227 2,173,936
Theravance Biopharma, Inc.
(a)
........... 326,822 2,771,451
Third Harmonic Bio, Inc. ............... 113,443 1,474,759
Ventyx Biosciences, Inc. ............... 397,357 917,895
Verona Pharma plc , ADR
(a)
............. 391,125 5,655,667
WaVe Life Sciences Ltd.
(a)
.............. 716,340 3,574,537
161,611,836
Total Common Stocks — 99 .7%
(Cost: $ 9,748,301,752 ) ............................ 7,349,441,195
Preferred Stocks
Biotechnology — 0.2%
Grifols SA
(a) (b)
...................... 1,655,702 10,439,201
Total Preferred Stocks — 0 .2%
(Cost: $ 26,481,032 ) ............................... 10,439,201
Rights
Biotechnology — 0.0%
(b)
Akouos, Inc., CVR
(a)
................. 157,087 124,099
Cartesian Therapeutics, Inc.
(c)
........... 6,098 610
Contra Chinook Therape, CVR
(c)
......... 320,962 202,206
Fusion Pharmaceuticals, Inc., CVR
(a)
...... 1,880 1,034
327,949
Total Rights — 0 .0%
(Cost: $ 251,406 ) ................................. 327,949
Total Long-Term Investments — 99.9%
(Cost: $ 9,775,034,190 ) ............................ 7,360,208,345

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Biotechnology ETF
3
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 13.5%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.48%
(f)
.................. 981,837,185 $ 982,229,920
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.28% ................... 16,440,486 16,440,486
Total Short-Term Securities — 13 .5%
(Cost: $ 998,150,115 ) .............................. 998,670,406
Total Investments — 113 .4%
(Cost: $ 10,773,184,305 ) ............................ 8,358,878,751
Liabilities in Excess of Other Assets — (13.4) % ............ (988,741,681)
Net Assets — 100.0% ...............................
$ 7,370,137,070
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/24
Shares
Held at
06/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 874,576,814 $ 107,728,904
(a)
$ — $ (50,261) $ (25,537) $ 982,229,920 981,837,185 $ 1,965,269
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 39,557,747 — (23,117,261)
(a)
— — 16,440,486 16,440,486 109,308 —
$ (50,261) $ (25,537) $ 998,670,406 $ 2,074,577 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ........................................... 39 09/20/24 $ 5,809 $ (10,976)
Russell 2000 E-Mini Index .................................................... 29 09/20/24 2,994 15,854
$ 4,878

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Biotechnology ETF
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 7,349,441,195 $ — $ — $ 7,349,441,195
Preferred Securities ....................................... 10,439,201 — — 10,439,201
Rights ................................................ — 125,133 202,816 327,949
Short-Term Securities
Money Market Funds ...................................... 998,670,406 — — 998,670,406
$ 8,358,550,802 $ 125,133 $ 202,816 $ 8,358,878,751
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 15,854 $ — $ — $ 15,854
Liabilities
Equity contracts ........................................... (10,976) — — (10,976)
$ 4,878 $ — $ — $ 4,878
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipts
CVR Contingent Value Rights
NVS Non-Voting Shares